Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	$ 1,584.8	$ 1,292.8
Current maturities	(10.6)	(519.9)
Long-Term Portion	1,574.2	772.9	1,232.3
Issued amount (Senior Notes)	747.8	0	0
Interest rate (in hundredths)			1.50%
Weighted-average interest rate on other debt (in hundredths)	9.10%	5.80%
Future maturities, 2012	3.2
Future maturities, 2013	55.9
Future maturities, 2014	260.4
Future maturities, 2015	0.3
Future maturities, 2016	0.2
Future maturities, thereafter	1,246.2
Interest expensed	92.4	82.2	92.4
Interest paid	102.8	73.0	82.0
Senior 2018 Notes [Member]
Debt Instrument [Line Items]
Issued amount (Senior Notes)	450.0
Senior 2038 Notes [Member]
Debt Instrument [Line Items]
Issued amount (Senior Notes)	300.0
Senior convertible 2.5% debentures [Member]
Debt Instrument [Line Items]
Issued amount (Senior Notes)	500.0
Interest rate (in hundredths)	2.50%
Senior Notes And Convertible Debentures [Line Items]
Percentage of principal amount of outstanding convertible debentures to be redeemed (in hundredths)	100.00%
Principal amount of debentures to be converted into equity per election of holders	295.5
Principal amount of debentures to be purchased by the company on open market or redeemed for cash	204.5
Total cash paid to retire convertible debentures	705.7
Number of common stock call options purchased from a third party financial intermediary (in shares)	5.0
Total amount of premium paid for common stock call options purchased from a third party financial intermediary	21.9
Conversion value in excess of principal	203.3
Senior 2014 Notes [Member]
Senior Notes And Convertible Debentures [Line Items]
Effective interest rate	1.46%
Senior Notes Payable Due 2018 [Member]
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	450.0	450.0
Convertible Debentures [Member]
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	0	500.0
Unamortized discount	0	(6.9)
Other Long Term Debt [Member]
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	70.0	37.5
Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	18.6	14.0
Senior Notes Payable Due 2021 [Member]
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	250.0	0
Issued amount (Senior Notes)	250.0
Interest rate (in hundredths)	4.50%
Maturity date	Jun. 01, 2021
Debt instrument, date of first required payment	2011-12-01
Debt Instrument, day in year for first semi-annual interest payment	06-01
Debt Instrument, day in year for second semi-annual interest payment	12-01
Percentage of principal amount under a change of control repurchase event (in hundredths)	99.151%
Senior Notes Payable Due 2038 [Member]
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	300.0	300.0
Senior Notes Payable Due 2041 [Member]
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	250.0	0
Issued amount (Senior Notes)	250.0
Interest rate (in hundredths)	5.95%
Maturity date	Jun. 01, 2041
Debt instrument, date of first required payment	2011-12-01
Debt Instrument, day in year for first semi-annual interest payment	06-01
Debt Instrument, day in year for second semi-annual interest payment	12-01
Percentage of principal amount under a change of control repurchase event (in hundredths)	99.972%
Senior Notes Payable [Member]
Debt Instrument [Line Items]
Unamortized discount	(3.8)	(1.8)
Senior Notes Payable Due 2014 [Member]
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	250.0	0
Issued amount (Senior Notes)	250.0
Interest rate description	(interest based on the 3-month London Interbank Offered Rate LIBOR plus 0.93,)
Maturity date	Jun. 02, 2014
Public offering [Member]
Debt Instrument [Line Items]
Issuance date	2011-06-02
Issued amount (Senior Notes)	750.0
Line of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	585.0
Amended Line of Credit [Member]
Debt Instrument [Line Items]
Maturity date	Jun. 06, 2016
Maximum borrowing capacity	835.0
Future amount of borrowing capacity after previous period expires	730.0
Letters of credit outstanding	25.4
Remaining capacity under revolving line of credit facility	809.6
Line of Credit Multi Currency [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	250.0
Letters of credit outstanding	95.9
Remaining capacity under revolving line of credit facility	$ 154.1